Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 25, 2017
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 2.1	$ 2.6
Reserve associated with guaranteed credit card sales	$ 0.1	$ 0.2